Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2020

	Shares	Value
Common Stocks - 91.69%

Aerospace & Defense - 3.63%
L3Harris Technologies, Inc.	3,750	675,450
		675,450

Banks - 10.1%
Bank of America Corporation	30,900	656,007
Citizens Financial Group, Inc.	29,000	545,490
JP Morgan Chase & Co.	7,525	677,476
		1,878,973

Beverages - 4.78%
Diageo plc	3,050	387,716
PepsiCo, Inc.	4,175	501,418
		889,134

Biotechnology - 4.17%
Amgen Inc.	3,825	775,442
		775,442

Capital Markets - 2.19%
BlackRock, Inc.	925	406,972
		406,972

Chemicals - 1.4%
Air Products and Chemicals, Inc.	1,300	259,493
		259,493

Communications Equipment - 2.37%
Cisco Systems, Inc.	11,225	441,255
		441,255

Consumer Finance - 0.83%
Discover Financial Services	4,325	154,273
		154,273

Diversified Telecommunication Services - 3.42%
AT&T Inc.	9,300	271,095
Verizon Communications, Inc.	6,775	364,021
		635,116

Electrical Equipment - 2.56%
Eaton Corporation plc	6,125	475,851
		475,851

Entertainment - 3.51%
Disney Walt Co.	6,750	652,050
		652,050

Equity Real Estate Investment Trusts-1.36%
Weyerhaeuser Company	14,950	253,403
		253,403

Food Products - 4.25%
Nestlé S.A.	7,675	790,448
		790,448

Health Care Equipment & Supplies-2.63%
Medtronic, Inc.	5,425	489,227
		489,227

Health Care Providers & Services - 5.48%
CVS Health Corporation	9,600	569,568
UnitedHealth Group Incorporated	1,800	448,884
		1,018,452

Hotels, Restaurants & Leisure - 3.36%
McDonald's Corporation	3,775	624,196
		624,196

Household Products - 1.97%
Procter & Gamble Co.	3,325	365,750
		365,750

IT Services - 2.44%
Accenture plc	2,775	453,047
		453,047

Industrial Conglomerates - 4.24%
Honeywell International Inc.	5,900	789,361
		789,361

Oil, Gas & Consumable Fuels - 4.8%
Chevron Corporation	7,850	568,811
Marathon Petroleum Corporation	13,675	323,004
		891,815

Pharmaceuticals - 6.27%
AbbVie, Inc	5,160	393,140
Johnson & Johnson	5,900	773,667
		1,166,807

Semiconductors & Semiconductor Equipment - 4.03%
Broadcom Inc.	1,625	385,288
Texas Instruments Incorporated	3,640	363,745
		749,033

Software - 3.65%
Microsoft Corp.	4,300	678,153
		678,153

Specialty Retail - 2.36%
The Home Depot, Inc.	2,350	438,769
		438,769

Technology Harware, Storage & Peripheral - 3.86%
Apple, Inc.	2,825	718,369
		718,369

Textiles, Apparel & Luxury Goods - 2.05%
NIKE, Inc.	4,600	380,604
		380,604

TOTAL COMMON STOCKS (Cost $19,794,176)		17,051,441

Money Market Funds - 8.84%
First American Funds Government Obligation Class Y 0.89% (b)	1,644,741	1,644,741
		1,644,741

TOTAL MONEY MARKET FUNDS (Cost $1,644,741)		1,644,741

TOTAL INVESTMENTS (Cost $21,438,918) 100.54%		18,696,182

Liabilities In Excess of Other Assets - -0.54%		(99,602)

TOTAL NET ASSETS - 100.00%		18,596,580

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2020.